Share Based Payments (Schedule of Outstanding Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Payments [abstract]
Outstanding, Options at beginning of period	1,784,029	1,155,527
Exercised, options		(20,000)
Granted, options	0	648,502
Outstanding, Options, at end of period	1,784,029	1,784,029
Vested and exercisable, at end of period	1,459,779	826,680
Outstanding, options, Weighted average exercise price, beginning	$ 5.85	$ 5.56
Exercised, options, Weighted average exercise price		0.85
Granted, options, Weighted average exercise price		6.21
Outstanding, options, Weighted average exercise price, ending	5.85	5.85
Vested and exercisable, options, Weighted average exercise price	$ 5.77	$ 5.37